UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.            REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Invesco Small-Cap Value Portfolio (Initial Class)

(formerly Maxim Small-Cap Value Portfolio)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	3.97%
Communications	4.55%
Consumer, Cyclical	12.63%
Consumer, Non-cyclical	11.89%
Energy	5.65%
Financial	32.32%
Industrial	9.20%
Short Term Investments	6.75%
Technology	7.71%
Utilities	5.33%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,086.80	$7.20

Hypothetical (5% return before expenses)	$1,000.00	$1,017.83	$6.96

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.40% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM INVESCO SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.19%
2,200	Aceto Corp	$ 19,866
4,700	Chemtura Corp (a)	68,150
33,100	Coeur d’Alene Mines Corp (a)	581,236
27,200	Commercial Metals Co	343,808
7,400	Domtar Corp	567,654
56,800	Gulf Resources Inc (a)	69,296
16,400	HB Fuller Co	503,480
3,600	Material Sciences Corp (a)	29,520
26,100	PH Glatfelter Co	427,257

		2,610,267

Communications — 4.80%
12,600	AOL Inc (a)	353,808
12,500	Aviat Networks Inc (a)	35,000
38,300	Blucora Inc (a)	471,856
26,200	Comtech Telecommunications Corp	748,796
4,800	Global Sources Ltd (a)	31,680
11,300	IAC/InterActiveCorp	515,280
34,100	IDT Corp Class B	334,521
2,800	Nexstar Broadcasting Group Inc Class A (a)	18,872
700	Saga Communications Inc Class A (a)	25,977
14,900	Sinclair Broadcast Group Inc Class A	134,994
94,600	Tellabs Inc	315,018

		2,985,802

Consumer, Cyclical — 13.33%
13,400	Alaska Air Group Inc (a)	481,060
16,800	Ameristar Casinos Inc	298,536
8,500	Arctic Cat Inc (a)	310,760
85,800	Boyd Gaming Corp (a)(b)	617,760
11,800	Brinker International Inc	376,066
16,700	Brunswick Corp	371,074
30,000	Build-A-Bear Workshop Inc (a)	143,400
8,400	China Automotive Systems Inc (a)	34,356
51,400	Conn’s Inc (a)(b)	760,720
6,300	Dillard’s Inc Class A	401,184
72,000	Hot Topic Inc	697,680
6,500	Lakes Entertainment Inc (a)	18,850
16,100	Multimedia Games Holding Co Inc (a)	225,400
600	Oxford Industries Inc	26,820
14,400	PetMed Express Inc	175,104
24,100	Pier 1 Imports Inc	395,963
39,600	PulteGroup Inc (a)	423,720
9,800	Red Robin Gourmet Burgers Inc (a)	298,998
35,500	Skechers U.S.A. Inc Class A (a)	723,135
1,300	Thor Industries Inc	35,633
17,400	Town Sports International Holdings Inc (a)	231,246
26,000	US Airways Group Inc (a)(b)	346,580
26,500	VOXX International Corp (a)	246,980
47,700	Wendy’s Co	225,144

Shares		Value

Consumer, Cyclical — (continued)
10,900	Zumiez Inc (a)(b)	$ 431,640

		8,297,809

Consumer, Non-cyclical — 12.54%
31,500	Affymetrix Inc (a)	147,735
7,200	Akorn Inc (a)	113,544
11,700	Amsurg Corp (a)	350,766
17,100	Barrett Business Services Inc	361,494
21,200	Blyth Inc	732,672
12,400	Cal-Maine Foods Inc	484,840
41,400	CardioNet Inc (a)	84,042
82,200	Corinthian Colleges Inc (a)	237,558
4,200	CRA International Inc (a)	61,698
5,600	CSS Industries Inc	115,080
8,100	Cubist Pharmaceuticals Inc (a)	307,071
27,900	Cumberland Pharmaceuticals Inc (a)	180,234
6,600	Cynosure Inc Class A (a)	139,590
4,600	Dean Foods Co (a)	78,338
12,700	Feihe International Inc (a)	86,868
18,000	Global Cash Access Holdings Inc (a)	129,780
11,200	Heartland Payment Systems Inc	336,896
5,800	ITT Educational Services Inc (a)(b)	352,350
50,600	Maxygen Inc (a)	301,576
5,700	Medicis Pharmaceutical Corp Class A	194,655
11,600	Myrexis Inc (a)	30,276
21,700	NuVasive Inc (a)	550,312
32,800	Omega Protein Corp (a)	241,408
39,300	Progenics Pharmaceuticals Inc (a)	384,354
6,200	QC Holdings Inc	25,978
19,400	Resources Connection Inc	238,620
17,300	RPX Corp (a)	248,255
96,700	RTI Biologics Inc (a)	363,592
38,000	Select Medical Holdings Corp (a)	384,180
2,047	Sun Healthcare Group Inc (a)	17,133
4,600	Tree.com Inc (a)	52,624
6,400	Universal Corp	296,512
10,600	Vector Group Ltd	180,412

		7,810,443

Energy — 5.96%
800	Adams Resources & Energy Inc (a)	33,536
44,200	Delek US Holdings Inc	777,478
7,700	Exterran Holdings Inc (a)	98,175
53,500	Helix Energy Solutions Group Inc (a)	877,935
14,800	Hercules Offshore Inc (a)	52,392
15,500	REX American Resources Corp (a)	302,560
3,600	Stone Energy Corp (a)	91,224
16,500	TGC Industries Inc	160,215
40,300	Vaalco Energy Inc (a)	347,789
33,200	W&T Offshore Inc	507,960

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INVESCO SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Energy — (continued)
20,700	Western Refining Inc	$460,989

		3,710,253

Financial — 34.08%
8,100	Access National Corp (b)	106,110
520	Alexander’s Inc REIT	224,177
11,300	American Equity Investment Life Holding Co	124,413
8,800	Amtrust Financial Services Inc	261,448
39,800	Apollo Investment Corp	305,664
12,200	Arlington Asset Investment Corp Class A	264,862
2,700	Asta Funding Inc	25,299
2,100	Bancfirst Corp	88,011
41,600	Banco Latinoamericano de Comercio Exterior SA	891,488
45,300	Boston Private Financial Holdings Inc	404,529
2,800	BRT Realty Trust REIT (a)	18,200
700	C&F Financial Corp (b)	28,112
51,700	CapitalSource Inc	347,424
18,900	Center Bancorp Inc	212,625
20,800	Central Pacific Financial Corp (a)	293,696
700	Century Bancorp Inc Class A	20,811
13,500	Citizens & Northern Corp	257,175
35,700	Citizens Republic Bancorp Inc (a)	611,541
2,500	Community Bank System Inc	67,800
700	Community Trust Bancorp Inc (b)	23,443
8,800	CompuCredit Holdings Corp (a)	31,856
28,500	Cowen Group Inc Class A (a)	75,810
35,400	Crawford & Co Class B	144,786
29,000	CreXus Investment Corp REIT	294,930
12,800	Dime Community Bancshares Inc	170,112
6,400	East West Bancorp Inc	150,144
75,600	Education Realty Trust Inc REIT	837,648
1,300	Enterprise Bancorp Inc (b)	21,307
30,700	Extra Space Storage Inc REIT	939,420
10,400	First Defiance Financial Corp	178,048
5,800	First Financial Bancorp	92,684
11,800	First Financial Bankshares Inc	407,808
4,100	First Financial Northwest Inc (a)(b)	33,292
36,200	First Merchants Corp	451,052
9,200	Gain Capital Holdings Inc	45,908
25,200	Gladstone Investment Corp	186,228
2,100	Great Southern Bancorp Inc	57,918
5,900	Homeowners Choice Inc (a)	103,840
8,700	Imperial Holdings Inc (a)(b)	33,321
14,000	Kayne Anderson Energy Development Co	347,760
38,500	Kite Realty Group Trust REIT	192,115
38,400	KKR Financial Holdings LLC (b)	327,168
5,622	Lakeland Bancorp Inc	59,144
21,400	Lakeland Financial Corp	574,162
80,800	Maiden Holdings Ltd	701,344
10,700	MainSource Financial Group Inc	126,581
7,000	Meadowbrook Insurance Group Inc	61,530
39,200	Mission West Properties Inc REIT	337,904

Shares		Value

Financial — (continued)
69,800	Monmouth Real Estate Investment Corp REIT Class A	$ 818,056
700	National Bankshares Inc (b)	21,084
52,000	National Financial Partners Corp (a)	696,800
17,300	National Penn Bancshares Inc	165,561
3,300	NGP Capital Resources Co	23,364
1,000	Northrim BanCorp Inc	21,490
132,900	NorthStar Realty Finance Corp REIT (b)	693,738
11,700	OceanFirst Financial Corp	168,012
12,900	Old National Bancorp	154,929
16,000	One Liberty Properties Inc REIT	301,280
4,900	Oritani Financial Corp	70,511
7,000	Peoples Bancorp Inc (a)	153,860
99,800	Phoenix Cos Inc (a)	184,630
8,900	Post Properties Inc REIT	435,655
2,100	Preferred Bank (a)	28,056
12,500	Protective Life Corp	367,625
3,200	Pulaski Financial Corp (b)	23,712
31,500	Republic Bancorp Inc Class A	700,875
1,500	Retail Opportunity Investments Corp REIT (b)	18,090
12,000	RLI Corp	818,400
48,100	RLJ Lodging Trust REIT	872,053
8,700	Rockville Financial Inc	100,659
17,100	Sovran Self Storage Inc REIT	856,539
4,900	STAG Industrial Inc REIT	71,442
1,700	Suffolk Bancorp (a)	22,049
2,600	THL Credit Inc	35,022
9,400	UMB Financial Corp	481,562
3,400	Virginia Commerce Bancorp Inc (a)	28,662
4,200	Washington Federal Inc	70,938
6,000	Washington Trust Bancorp Inc	146,280
1,400	WesBanco Inc	29,764
29,200	West Bancorporation Inc	277,692
74,700	Wilshire Bancorp Inc (a)	409,356
25,300	Winthrop Realty Trust REIT	307,648
2,200	WSFS Financial Corp	88,902

		21,224,944

Industrial — 9.70%
700	Actuant Corp Class A	19,012
22,600	Argan Inc (a)	315,948
3,400	Arkansas Best Corp	42,840
1,000	Con-way Inc	36,110
13,900	Electro Scientific Industries Inc	164,298
9,300	EnerSys (a)	326,151
900	FEI Co (a)	43,056
14,800	Flow International Corp (a)	46,620
8,000	FreightCar America Inc (a)	183,760
105,500	Frontline Ltd (a)(b)	481,080
21,796	Fushi Copperweld Inc (a)	189,407
97,600	GenCorp Inc (a)	635,376
7,600	Hurco Cos Inc (a)	155,724
12,500	Kadant Inc (a)	293,125
7,000	LB Foster Co Class A	200,270
22,000	Lihua International Inc (a)	120,560
30,000	LoJack Corp (a)	90,600

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INVESCO SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
16,500	Movado Group Inc	$412,830
3,300	Mueller Industries Inc	140,547
12,900	RTI International Metals Inc (a)	291,927
5,700	Sterling Construction Co Inc (a)	58,254
38,300	Taser International Inc (a)	200,692
6,500	Tech Data Corp (a)	313,105
17,400	Terex Corp (a)	310,242
26,100	TRC Cos Inc (a)	158,688
42,600	USG Corp (a)(b)	811,530

		6,041,752

Technology — 8.13%
39,300	Agilysys Inc (a)	340,731
26,800	Brocade Communications Systems Inc (a)	132,124
4,200	Cabot Microelectronics Corp	122,682
33,400	Cadence Design Systems Inc (a)	367,066
42,800	Electronics for Imaging Inc (a)	695,500
5,300	Exar Corp (a)	43,248
19,500	Fair Isaac Corp	824,460
47,100	FormFactor Inc (a)	304,737
140,300	GT Advanced Technologies Inc (a)	740,784
39,400	Imation Corp (a)	232,854
12,700	Lexmark International Inc Class A	337,566
2,500	Manhattan Associates Inc (a)	114,275
1,500	MKS Instruments Inc	43,395
31,000	Rudolph Technologies Inc (a)	270,320
1,700	SolarWinds Inc (a)	74,052
7,400	Teradyne Inc (a)	104,044
20,500	Tessera Technologies Inc	315,085

		5,062,923

Utilities — 5.62%
7,000	Chesapeake Utilities Corp	306,040
3,200	Cleco Corp	133,856
8,200	Consolidated Water Co Ltd	67,978
27,600	El Paso Electric Co	915,216
6,900	Genie Energy Ltd Class B	53,613
28,900	GenOn Energy Inc (a)	49,419
2,000	Laclede Group Inc	79,620
3,100	PNM Resources Inc	60,574
7,400	Portland General Electric Co	197,284
22,500	Southwest Gas Corp	982,125
17,000	UNS Energy Corp	652,970

		3,498,695

TOTAL COMMON STOCK — 98.35% (Cost $56,318,874)		$61,242,888

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 453,813	Undivided interest of 1.71% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $453,813 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	$453,813
1,249,774	Undivided interest of 2.69% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $1,249,774 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	1,249,774
1,249,774	Undivided interest of 2.75% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $1,249,774 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	1,249,774
1,249,774	Undivided interest of 2.65% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $1,249,774 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	1,249,774

TOTAL SECURITIES LENDING COLLATERAL — 6.75% (Cost $4,203,135)		$4,203,135

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INVESCO SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount	Value

SHORT TERM INVESTMENTS
$ 230,000 U.S. Treasury Bills(c)(d)
0.14%, 09/13/2012	$229,933

TOTAL SHORT TERM INVESTMENTS — 0.37% (Cost $229,933)	$229,933

TOTAL INVESTMENTS — 105.47% (Cost $60,751,942)	$65,675,956

OTHER ASSETS & LIABILITIES, NET — (5.47)%	$(3,403,208)

TOTAL NET ASSETS — 100.00%	$62,272,748

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at June 29, 2012.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At June 29, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	12	USD	$ 954,480	September 2012	$ 45,323

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Invesco Small-Cap Value Portfolio

ASSETS:
Investments in securities, market value (including $4,088,670 of securities on loan)(a)	$65,675,956
Cash	1,034,314
Dividends receivable	89,026
Subscriptions receivable	23,126
Receivable for investments sold	29,979
Variation margin on futures contracts	28,223

Total Assets	66,880,624

LIABILITIES:
Payable to investment adviser	66,650
Payable upon return of securities loaned	4,203,135
Redemptions payable	197,054
Payable for investments purchased	141,037

Total Liabilities	4,607,876

NET ASSETS	$62,272,748

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$594,907
Paid-in capital in excess of par	55,101,671
Net unrealized appreciation on investments and futures contracts	4,969,337
Undistributed net investment income	76,264
Accumulated net realized gain on investments and futures contracts	1,530,569

TOTAL NET ASSETS	$62,272,748

CAPITAL STOCK:
Authorized	110,000,000
Issued and Outstanding	5,949,066

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.47

(a) Cost of investments	$60,751,942

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Invesco Small-Cap Value Portfolio

INVESTMENT INCOME:
Interest	$190
Income from securities lending	43,699
Dividends	569,132

Total Income	613,021

EXPENSES:
Management fees	434,380

Total Expenses	434,380

NET INVESTMENT INCOME	178,641

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,055,919
Net realized gain on futures contracts	34,632
Change in net unrealized appreciation on investments	1,895,945
Change in net unrealized appreciation on futures contracts	29,828

Net Realized and Unrealized Gain on Investments and Future Contracts	5,016,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,194,965

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim Invesco Small-Cap Value Portfolio	2012 (Unaudited)	2011
OPERATIONS:
Net investment income	$178,641	$337,899
Net realized gain on investments	3,055,919	9,343,745
Net realized gain (loss) on futures contracts	34,632	(140,033)
Change in net unrealized appreciation (depreciation) on investments	1,895,945	(12,663,711)
Change in unrealized appreciation (depreciation) on futures contracts	29,828	(8,575)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,194,965	(3,130,675)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(102,377)	(331,454)
From net realized gains	–	(3,929,843)

Total Distributions	(102,377)	(4,261,297)

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,912,421	15,091,429
Shares issued in reinvestment of distributions	102,377	4,261,297
Shares redeemed	(6,735,124)	(23,877,223)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,720,326)	(4,524,497)

Total Increase (Decrease) in Net Assets	2,372,262	(11,916,469)

NET ASSETS:
Beginning of period	59,900,486	71,816,955

End of period (a)	$62,272,748	$59,900,486

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	375,322	1,443,882
Shares issued in reinvestment of distributions	10,077	443,872
Shares redeemed	(646,488)	(2,170,867)

Net Decrease	(261,089)	(283,113)

(a) Including undistributed net investment income	$76,264	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

				Years Ended December 31,
Maxim Invesco Small-Cap Value Portfolio - Initial Class	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008 (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.65		$11.06	$8.45	$7.06	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.06	0.07	0.07	0.05
Net realized and unrealized gain (loss)	0.81		(0.73)	2.61	1.39	(2.94)

Total Income (Loss) From Investment Operations	0.84		(0.67)	2.68	1.46	(2.89)

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.06)	(0.07)	(0.07)	(0.05)
From net realized gains	–		(0.68)	–	–	–

Total Distributions	(0.02)		(0.74)	(0.07)	(0.07)	(0.05)

NET ASSET VALUE, END OF PERIOD	$10.47		$9.65	$11.06	$8.45	$7.06

TOTAL RETURN(b)	8.68%(c)		(6.02%)	31.76%	20.87%	(28.84%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$62,273		$59,900	$71,817	$141,031	$145,850
Ratio of expenses to average net assets	1.40%	(d)	1.40%	1.40%	1.40%	1.40%	(d)
Ratio of net investment income to average net assets	0.58%	(d)	0.53%	0.50%	1.25%	1.24%	(d)
Portfolio turnover rate	53%	(c)	127%	86%	95%	66%	(c)

(a)	Portfolio inception date was May 15, 2008.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INVESCO SMALL-CAP VALUE PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Invesco Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective May 1, 2012, the Maxim Small-Cap Value Portfolio’s name changed to Maxim Invesco Small-Cap Value Portfolio. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$58,001,177	$—	$—	$58,001,177
Foreign Common Stock	3,241,711	—	—	3,241,711
Securities Lending Collateral	—	4,203,135	—	4,203,135
Short Term Investments	—	229,933	—	229,933
Derivative Investments:
Futures Contracts	45,323	—	—	45,323

Total Investments(a)	$61,288,211	$4,433,068	$0	$65,721,279

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Invesco Advisers Inc. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $32,807,329 and $35,025,680, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $61,130,019. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,488,938 and gross depreciation of securities in which there was an excess of tax cost over value of $2,943,001 resulting in net appreciation of $4,545,937.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio may at times hold cash. In an effort to minimize the tracking error relative to the Portfolio’s benchmark index, the Portfolio may at times use index futures contracts in order to maintain index-like returns for that cash component. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. Index futures contracts are not constituents of the Portfolio’s benchmark index itself, but rather, closely represent the exposure of the index in its entirety. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 29, 2012 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures contracts	Variation margin on futures contracts	$28,223
The effect of derivative instruments for the period ended June 29, 2012 is as follows:
	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
Futures contracts	Net realized gain on futures contracts	$34,632	Change in net unrealized appreciation on futures contracts	$29,828

The number of futures contracts held at June 29, 2012 is representative of futures contracts activity during the period ended June 29, 2012.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $4,088,670 and received collateral of $4,203,135 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Invesco Advisers, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. Due to the Portfolio’s inception in May of 2008, this information included annualized returns for the one- and three-year periods ended December 31, 2011, calendar year returns for the three-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the returns of the applicable peer group.

The Board assessed performance based principally on the rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-year annualized returns, three-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. In this regard, the Board noted that the Portfolio did not have a long-term performance record but considered that the Portfolio outperformed its benchmark and peer group for the since inception period ended December 31, 2011. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end of the range compared to similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was at the higher end in comparison to the similar funds. The Board further noted that the Portfolio’s expense ratio was higher than the median expense ratio for the applicable Morningstar fund category. However, the Board considered that the Portfolio’s expense ratio is only marginally higher than the median of its peer group and also noted that the small size of the Portfolio impacted the Portfolio’s expense ratio.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements from MCM and the Sub-Adviser and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)          (1) Not required in filing.

       (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

       (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012